Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3	DISCONTINUED OPERATIONS

Divestiture of STEM education business

On July 22, 2025, the Company entered into an equity transfer agreement to dispose of its equity interests in the STEM education business (Note 1). Upon the consummation of the Divestiture on October 31, 2025, the Company lost its control over the STEM education business while the primary focus has shifted to providing specialized technology services and integrated solutions centered on Brain-Computer Interface (BCI) technology.

The Divestiture represented a strategic shift that had a major effect on the Company’s operations and financial results. And the STEM education business was accounted for as discontinued operations. Accordingly, assets, liabilities, results of operations, and cash flows related to professional education business have been reflected in the accompanying consolidated financial statements as discontinued operations for all periods presented. The Company deconsolidated the STEM education business financial statements, effective October 31, 2025.

Share incentive plans

On February 1, 2014, VSA adopted the 2014 Share Plan (the “2014 Plan”), pursuant to which VSA was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan, or the “Award Pool”, is 1,833,696, provided that the shares reserved in the Award Pool shall be increased on the first day of each fiscal year, commencing with January 1, 2015, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year.

On February 28, 2024, VSA adopted the 2024 Share Plan (the “2024 Plan”), pursuant to which VSA was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2024 Plan, or the Award Pool, is 3,500,000, provided that the shares reserved in the Award Pool shall be increased on the first day of each fiscal year, commencing with January 1, 2025, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding fiscal year.

On October 27, 2025, the Company completed the disposal of certain subsidiaries, which constituted discontinued operations. A substantial portion of the employees participating in the Company’s share incentive plans were employees of the disposed subsidiaries. Accordingly, all share-based compensation expenses for the year ended December 31, 2025 have been classified within discontinued operations.

The assets and liabilities are included in the captions “Current assets of discontinued operations”, “Non-current assets of discontinued operations”, “Current liabilities of discontinued operations” and “Non-current liabilities of discontinued operations”, in the accompanying balance sheets at October 31, 2025:

	Year Ended December 31,	October 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	13,797	1,541
Restricted cash	31,217	—
Amounts due from related parties	4,792	—
Prepaid expenses and others current assets	4,899	3,901
Property and equipment, net	21,591	20,823
Right-of-use assets	—	802
Long-term investments	22,817	20,452
Total assets of discontinued operations	99,113	47,519

Balance sheet classification:
Current assets of discontinued operations	99,113	47,519
Total assets of discontinued operations	99,113	47,519

Short-term bank loans	26,291	—
Accounts payable	5,971	5,782
Amounts due to related parties	6,384	1,064
Operating lease liabilities-current	105,504	132,180
Income taxes payable	8,734	8,997
Deferred revenue-current	1,117,713	1,186,861
Accrued expenses and other current liabilities	497,103	484,917
Operating lease liabilities-non-current	91,407	—
Total liabilities of discontinued operations	1,859,107	1,819,801

Balance sheet classification:
Current liabilities of discontinued operations	1,859,107	1,819,801
Total liabilities of discontinued operations	1,859,107	1,819,801

The condensed cash flows of professional education business were as follows for the years ended December 31, 2023, 2024 and 2025, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operation:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(174,427)	(127,177)	(165,310)
Net cash provided by/(used in) investing activities	72,048	(57,660)	(190)
Net cash (used in)/provided by financing activities	(33,580)	13,499	(46,291)

Divestiture of STEM education business (Continued)

STEM education business results of operations for the years ended December 31, 2023, 2024 and 2025, shown in the table below, are included in the consolidated operations and comprehensive (loss) income as “net income (loss) from the discontinued operations” for those respective periods, after intercompany eliminations, as applicable.

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	1,999,778	1,282,736	93,422
Cost of revenues	(977,054)	(788,568)	(18,849)
Gross profit	1,022,724	494,168	74,573
Selling and marketing expenses	(520,593)	(270,141)	(3,996)
General and administrative expenses	(469,048)	(731,073)	(77,264)
Research and development expenses	(40,088)	(21,707)	—
Operating loss	(7,005)	(528,753)	(6,687)
Interest income (expense), net	1,243	(122)	(4,243)
Loss from discontinued operations	(5,762)	(528,875)	(10,930)
Gain on disposal of subsidiary (Note c)	26,797	—	87,314
Other income (loss)	787	(8,979)	(2,046)
Foreign currency exchange loss, net	(1,403)	(1,538)	(599)
Income/(loss) before income taxes	20,419	(539,392)	73,739
Gain on disposal of Discontinued Operation	—	—	1,685,426
Income tax benefit (expense)	1,424	(33,859)	(262)
Net income (loss) from discontinued operations	21,843	(573,251)	1,758,903

The significant accounting policy of discontinued operations, except those disclosed in Note 2 are summarized as below.

a. Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;

●	identifying the performance obligations in the contract;

●	determining the transaction price;

●	allocating the transaction price to performance obligations in the contract; and

●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

These criteria as they relate to each of the following major revenue generating activities are described below. Revenue is presented net of VAT at rates of 6% or 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Tuition revenue

The Company provides IT related training courses to IT-focused supplementary STEM education services.

The contract of tuition service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fees are recognized as revenue proportionately as the training courses are delivered, with unearned portion of tuition fees being recorded as deferred revenue.

Refunds are provided to students if they withdraw from classes, and usually only those unearned portions of the fee which is available will be refunded. A refund liability represents the amounts of consideration received but are not expected to be entitled to earn, and thus are not included in the transaction price because these amounts are expected to be eventually refunded to students. The Company determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Reclassification was made from deferred revenue to refund liabilities, which was recorded under accrued expenses and other current liabilities.

Certification service revenue

The Company provides certification service to students who complete the training course and enroll for the exams. The Company is responsible for the certification service, including organization, proctoring and grading of exams, and providing the certificates to students. All certificates are issued by third parties to the students who pass the exam.

The Company is the principal to end customers. The Company acts as the principal in providing the certificate service to the students and recognizes revenue on gross basis because the Company is able to determine the price, acts as the main obligor in the arrangement, and, is responsible for fulfilling the services ordered by the students. Cash received before the students receive the certificates is recorded as deferred revenue.

Each contract of certification service is accounted for as a single performance obligation which is satisfied at a point in time. The performance obligation is satisfied when the certificates are provided to the students and the consideration are received, then the received consideration is recognized as certification service revenue.

Net revenues from discontinued operations recognized under ASC Topic 606 for the years ended December 31, 2023, 2024 and 2025 consist of the following:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tuition fee	1,950,633	1,270,857	93,413
Certification service fee	30,514	5,702	9
Others	24,270	9,708	—
Business taxes and surcharges	(5,639)	(3,531)	—
Total net revenues	1,999,778	1,282,736	93,422

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred over time	1,945,166	1,267,368	93,413
Services transferred at a point in time	54,612	15,368	9
Total net revenues	1,999,778	1,282,736	93,422
b.	Gain on Disposal of Discontinued Operations

During the period, the Company recognized a gain on disposal of discontinued operations of RMB1,685,426. The gain was primarily attributable to the derecognition of net liabilities of the disposed subsidiaries, amounting to RMB1,772,282.

Pursuant to the divestiture agreement, intercompany balances of RMB87,314 between the disposed entities and the Company were waived, resulting in a loss of RMB87,314. In addition, other immaterial adjustments of RMB458 were recognized, which together partially offset the aforementioned gain.

Year Ended December 31, 2025
RMB
Item
Derecognition of net liabilities of disposed subsidiaries	1,772,282
Other adjustments	458
Loss from waiver of intercompany balances	(87,314)
Gain on disposal of discontinued operations	1,685,426

c.	Restricted cash

Restricted cash was the cash deposits in the escrow account as required by the local education committee.

d.	Long-term investments

Equity method investments

For an investee company over which the Company has the ability to exercise significant influence, but does not have a controlling interest, the Company accounted for those using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investment is recognized in the consolidated statements of comprehensive (loss) income; and the Company’s share of post-acquisition movements in equity is recognized in equity in the consolidated balance sheets. Unrealized gains on transactions between the Company and an entity in which it has recorded an equity investment are eliminated to the extent of the Company’s interest in the entity. To the extent of the Company’s interest in the investment, unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an entity in which it has recorded an equity investment equal or exceeds the Company’s interest in the entity, it does not recognize further losses, unless it has incurred obligations or made payments on behalf of the equity investee.

The Company evaluates the equity method investments for impairment. An impairment loss on the equity method investments.

e.	Foreign Currency Translation and Disposal of Subsidiaries

The Group’s foreign operations whose functional currencies are currencies other than Renminbi (“RMB”) are translated into RMB, the reporting currency of the Group, at the applicable exchange rates. Resulting translation adjustments are recorded in accumulated other comprehensive income (“AOCI”) within shareholders’ equity in the consolidated balance sheets.

During the year ended December 31, 2025, the Group disposed of certain subsidiaries, including certain foreign operations within the STEM business. In accordance with ASC 830, Foreign Currency Matters, the cumulative translation adjustments (“CTA”) associated with those foreign operations were released from AOCI and recognized as part of the gain on disposal in the consolidated statements of income.

As a result, the amount presented as “Effect of foreign currency exchange rate changes on cash, cash equivalents, and restricted cash” in the consolidated statements of cash flows for the year ended December 31, 2025 was materially affected by the disposal of these foreign operations and the related release of historical CTA balances. Accordingly, this amount does not solely reflect the impact of current-period exchange rate fluctuations on foreign currency-denominated cash balances.

The total amount presented in this line item was RMB91,450 of which approximately RMB92,130 was attributable to the release of historical CTA balances associated with the disposed foreign operations. Excluding such impact, the effect of exchange rate fluctuations on cash, cash equivalents, and restricted cash balances would have been RMB (680).